Related Party Transactions (Details Narrative) - Gemini Direct Investment LLC and Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2013
Due from related parties	$ 26,348,772	$ 18,086,825
Due to related parties	7,574,978	5,917,823
Note receivable	$ 28,500,000	28,500,000
Debt maturity date	Mar. 31, 2021
Interets income	$ 542,000	542,000
Related Party [Member]
Note receivable			$ 28,500,000
Interest rate			1.90%
Debt maturity date			Aug. 23, 2036
Micro Captive [Member]
Due to related parties				$ 250,000
Payment of premium to related party	1,087,070	1,081,626
Payments to related party	$ 5,510,033	$ 4,957,157